[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Counsel Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
April 26, 2010
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
M’s Versatile Product VII Flexible Premium Life Insurance Policy
M’s Versatile Product VIII Flexible Premium Life Insurance Policy
Post-Effective Amendment No. 9, File No. 333-152224
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for filing pursuant to Rule 485 under the Securities Act of 1933 (“1933 Act”) is an electronic filing of Post-Effective Amendment No. 9 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to the variable life insurance policies designated as the M’s Versatile Product VII and M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policies which are funded by the Separate Account.
This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the 1933 Act, and pursuant to that rule, it shall become effective on May 1, 2010. No fees are required in connection with this filing.
The purpose of this Post-Effective Amendment is to include in this Registration Statement the Prospectus and SAI dated May 1, 2010, and to update the financial statements and other information as required pursuant to Section 10(a)(3) of the 1933 Act.
Please contact me with any questions or comments.
Sincerely,
/s/ CHARLENE GRANT
Charlene Grant